PROPERTY, PLANT AND EQUIPMENT (Schedule of Right-of-use assets) (Details $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of comparative information prepared under previous GAAP [line items]
Right-of-use assets	$ 10,086
Right-of-use assets cost at transition before impairment [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Right-of-use assets	21,185
Impairment adjustment on transition [Member]
Disclosure of comparative information prepared under previous GAAP [line items]
Right-of-use assets	$ (11,099)